FIXED INCOME FUND (Details) - EBP 002 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total Synthetic Guaranteed Investment Contracts, at Contract Value	$ 290,421	$ 351,955
Collective Trust Funds:	12,294,880	11,025,847
Program's interest in the Savings Plan Master Trust	12,585,301	11,377,802
Total Fixed Income Fund Investments
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Program's interest in the Savings Plan Master Trust	315,408	380,479
Total Synthetic Guaranteed Investment Contracts, at Contract Value
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Total Synthetic Guaranteed Investment Contracts, at Contract Value	295,677	359,134
Galliard Stable Return Fund E, at Fair Value
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Collective Trust Funds:	13,640	15,411
SEI Short-Term Investment Fund II, at Fair Value
EBP, Fully Benefit-Responsive Investment Contract [Line Items]
Collective Trust Funds:	$ 6,091	$ 5,934